Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	000-53371
Entity Registrant Name	Ameritrust Corporation
Entity Central Index Key	0001372954
Entity Tax Identification Number	98-0465540
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N Gould Street
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(307)
Local Phone Number	200-2803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false